Shareholder Fees	Nov. 01, 2026 USD ($)
ADVISORSHARES DORSEY WRIGHT ADR ETF | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
ADVISORSHARES Dorsey Wright FSM US CORE ETF | AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ADVISORSHARES Dorsey Wright FSM ALL CAP WORLD ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ADVISORSHARES DORSEY WRIGHT SHORT ETF | AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ADVISORSHARES FOCUSED EQUITY ETF | AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ADVISORSHARES GERBER KAWASAKI ETF | AdvisorShares Gerber Kawasaki ETF | AdvisorShares Gerber Kawasaki ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ADVISORSHARES HVAC AND INDUSTRIALS ETF | AdvisorShares HVAC and Industrials ETF | AdvisorShares HVAC and Industrials ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ADVISORSHARES INSIDER ADVANTAGE ETF | AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ADVISORSHARES MSOS DAILY LEVERAGED ETF | AdvisorShares MSOS Daily Leveraged ETF | AdvisorShares MSOS Daily Leveraged ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ADVISORSHARES PSYCHEDELICS ETF | AdvisorShares Psychedelics ETF | AdvisorShares Psychedelics ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ADVISORSHARES PURE CANNABIS ETF | AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ADVISORSHARES PURE US CANNABIS ETF | AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ADVISORSHARES RISK OPTIMIZED ETF | AdvisorShares Risk Optimized ETF | AdvisorShares Risk Optimized ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ADVISORSHARES ACTIVE BEAR ETF | AdvisorShares Active Bear ETF | AdvisorShares Active Bear ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ADVISORSHARES STAR GLOBAL BUY-WRITE ETF | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0